COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Gaming License in Cyprus (Detail) - Cyprus License Agreement [Member] $ in Thousands				1 Months Ended
	Jul. 25, 2019	Jun. 26, 2017 USD ($) Satellite	Jun. 26, 2017 EUR (€)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Jun. 26, 2017 EUR (€) Satellite
Commitments and Contingencies [Line Items]
Maximum number of satellite casino premises granted		4				4
Percentage of gross gaming revenues as the casino tax during the exclusive period		15.00%				15.00%
License term		30 years	30 years
Exclusive period commenced at the start of the license term		15 years	15 years
Penalty payable per day for failing to open by the opening date		$ 11				€ 10,000
Maximum Penalty Payable For Failing To Open By The Opening Date		$ 1,121				€ 1,000,000
Opening date of the integrated casino resort as defined in the license agreement		Apr. 30, 2021	Apr. 30, 2021
Number of business days past the opening date that the license may be terminated		100 days	100 days
Extended opening date of the integrated casino resort	Dec. 31, 2021
Three operating satellite casinos in Nicosia, Larnaca and Ayia Napa [Member]
Commitments and Contingencies [Line Items]
Annual license fee		$ 2,242	€ 2,000,000
The fourth satellite casino in Paphos [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Annual license fee				$ 561	€ 500,000
First Four Years [Member] | Temporary Casino And Integrated Casino Resort [Member]
Commitments and Contingencies [Line Items]
Annual license fee		2,802	2,500,000
Second Four Years [Member] | Temporary Casino And Integrated Casino Resort [Member]
Commitments and Contingencies [Line Items]
Annual license fee		5,604	5,000,000
After completion of the first eight years [Member]
Commitments and Contingencies [Line Items]
Minimum annual license fee		$ 5,604	€ 5,000,000
Maximum increase in annual license fee compared to license fee paid annually during the previous four-year period		20.00%	20.00%
Duration that the license fee may be reviewed periodically		4 years	4 years